Warrants	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
WARRANTS

NOTE 9 — WARRANTS

On April 10, 2025, in connection with the business combination transaction, we (i) issued 20,000,000 Class A ordinary share warrants to certain preferred shareholders and issued 913,089 Class A ordinary share warrants to non-redeeming SKGR shareholders (the “Incentive Warrants”), (ii) assumed 10,479,990 of SKGR’s public warrants (the “Public Warrants”), and (iii) assumed 6,792,000 of SKGR’s warrants held by its sponsor and affiliates (the “Private Warrants”).

We have determined that the Incentive Warrants issued and the Public and Private Warrants assumed satisfy the equity classification criteria of ASC 815-40 and do not meet the temporary equity classification criteria of ASC 480-10-S99. Therefore, we have classified these warrants as permanent equity within the shareholders’ equity section on our condensed consolidated statements of financial position.

The following is a summary of the significant terms of our outstanding warrants.

Incentive Warrants

 The Incentive Warrants may only be exercised for a whole number of Class A ordinary shares. The Incentive Warrants became exercisable on May 9, 2025 and will remain exercisable provided that the Company maintains an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Incentive Warrants and a current prospectus relating to them is available. The Company is required to use its best efforts to maintain the effectiveness of its registration statement and a current prospectus relating thereto, until the expiration or redemption of the Incentive Warrants. The Incentive Warrants have an exercise price of $10.00 per share, subject to antidilutive and other adjustments, and will expire on April 10, 2029 or earlier upon redemption or liquidation.

If the Class A ordinary shares are at the time of any exercise of an Incentive Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company agrees to use its commercially reasonable efforts to register or qualify for sale of the Class A ordinary shares issuable upon exercise of the Incentive Warrants under the blue sky laws of the state of residence of the exercising Incentive Warrant holder to the extent an exemption is not available. The Company’s responsibility remains until the expiration or redemption of the Incentive Warrants.

The Company may redeem, at the option of the Company, not less than all of the outstanding Incentive Warrants at any time while they are exercisable and prior to their expiration at a redemption price of $0.01 per Incentive Warrant; provided that (i) the reference value (defined as the volume-weighted average price of the Class A ordinary shares for any thirty trading day period ending on the third trading day prior to the date on which notice of redemption is given) equals or exceeds $18.00 per Class A ordinary share, and (ii) there is an effective registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the Incentive Warrants, and a current prospectus relating thereto, available throughout the 30-day redemption period, which begins the day after Incentive Warrant holders are provided notice of the Company’s intent to exercise its redemption right and ends on the redemption date.

On May 29, 2025, the Company delivered its notice of redemption to redeem on June 30, 2025 all of its outstanding Incentive Warrants for $0.01 per Incentive Warrant. On June 30, 2025, Incentive Warrants in the aggregate amount of 459,144 were void and no longer exercisable and their holders had no rights with respect to the Incentive Warrants, except to receive a redemption price of $0.01 per Incentive Warrant held. On July 3, 2025, the Company paid the redemption price to holders, which was $4,591 in total.

 Public Warrants and Private Warrants

The Public and Private Warrants (collectively, the “Warrants”) may only be exercised for a whole number of Class A ordinary shares. The Public Warrants became exercisable on May 9, 2024 and will remain exercisable provided that the Company maintains an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available. The Company is required to use its best efforts to maintain the effectiveness of its registration statement and a current prospectus relating thereto, until the expiration of the Warrants. The Warrants have an exercise price of $11.50 per share, subject to antidilutive adjustments (e.g., split-ups, reverse split, dividends), and will expire on April 10, 2030 or earlier upon redemption or liquidation.

In the event that the Company fails to maintain an effective registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the Warrants, the holder shall have the right during the period in which the Company failed to maintain an effective registration statement to exercise such Warrants on a cashless basis.

If the Company’s Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company, at its option, may require holders of Public Warrants who exercise their Public Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and (i) in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants or (ii) if the Company does not so elect, the Company agrees to use its commercially reasonable efforts to register or qualify for sale the Class A ordinary shares issuable upon exercise of the Public Warrants under the blue sky laws of the state of residence of the exercising Public Warrant holder to the extent an exemption is not available.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants (i) are not redeemable by the Company, (ii) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders (and the Class A ordinary shares issuable upon exercise of these warrants may not be transferred, assigned or sold by the holders) until May 10, 2025, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. As of June 30, 2025, we had no outstanding Private Warrants as all were exercised.

Once the Public Warrants became exercisable, the Company may redeem the outstanding Public Warrants:

(i)	in whole and not in part

(ii)	at a price of $0.01 per warrant;

(iii)	upon a minimum of 30 days’ prior written notice of redemption, the “30-day redemption period”; and

(iv)	if, and only if, the last reported sale price of Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holder.

The Company will not redeem the Public Warrants as described above unless an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period or the Company has elected to require the exercise of the Public Warrants on a “cashless basis”. If the Company calls the Public Warrants for redemption as described above, the Company will have the option to require all holders that wish to exercise such warrants to do so on a “cashless basis.”

Summary of Warrant Activity

The following table presents the activity of our warrants for the six months ended June 30, 2025.

	Incentive Warrants	Public Warrants	Private Warrants
Outstanding at December 31, 2024	–	–	–
Issuances	20,913,089	–	–
Assumption	–	10,479,990	6,792,000
Exercises	(20,453,945)	(804,604)	(6,792,000)
Redemption	(459,144)	–	–
Outstanding at June 30, 2025	–	9,675,386	–

During the six months ended June 30, 2025, we had 20,453,945 Incentive Warrants exercise for aggregate exercise proceeds of $204,539,450. As of June 30, 2025, our transfer agent had not remitted to us exercise proceeds of $36,268,820, which was included in Prepaid expenses and other current assets in the condensed consolidated statements of financial position. We received the unremitted proceeds on July 3, 2025.

On May 29, 2025, we delivered our notice of redemption to redeem on June 30, 2025 (the “Redemption Date”) all of our outstanding Incentive Warrants that remain unexercised at 5:00 pm New York City time on June 30, 2025 (the “Redemption Date Deadline”), after which time those Incentive Warrants will be void and no longer exercisable and their holders will have no rights with respect to those Incentive Warrants, except to receive a redemption price of $0.01 per Incentive Warrants held.

On June 30, 2025, after the Redemption Date Deadline, 459,144 Incentive Warrants became void and no longer exercisable and their holders received $0.01 per Incentive Warrant held. We paid an aggregate redemption payment of $4,591 on July 3, 2025.

During the six months ended June 30, 2025, we had 804,604 Public Warrants exercise for aggregate exercise proceeds of $9,252,946. As of June 30, 2025, we had received all exercise proceeds and had issued all underlying Class A ordinary shares.

On May 12, 2025, the holders of our Private Warrants exercised their cashless exercise right. We issued 1,777,844 Class A ordinary shares upon the cashless exercise of 6,792,000 Private Warrants.